Future Minimum Rent Schedule - Schedule of Future Minimum Lease Payments under Noncancellable Operating Leases (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member]
Schedule Of Operating Leases Future Minimum Payments Receivable [Line Items]
2014	$ 8,532,363	$ 22,193,033
2015	35,048,004	22,367,600
2016	28,542,171	15,694,478
2017	20,887,708	8,279,781
2018	17,401,040	5,056,811
Thereafter	65,593,200	10,106,308
Total future minimum lease payments to be received	$ 176,004,486	$ 83,698,011